CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 62,901	$ 64,898
Restricted cash		392
Term deposits		4,359
Accounts receivable, net of allowance for doubtful accounts of $14,261 and $23,142 as of March 31, 2017 and 2018, respectively	149,259	79,576
Inventories	9,261	6,781
Deferred tax assets-current		9,635
Amount due from related parties	7,019	4,538
Prepaid expenses and other current assets	66,939	49,736
Total current assets	295,379	219,915
Property and equipment, net	173,283	163,081
Acquired intangible assets, net	21,993	25,852
Goodwill	117,995	107,237
Long-term investments	196,816	180,758
Deferred tax assets-non-current	39,380	16,698
Rental deposit and other non-current assets	20,309	14,950
TOTAL ASSETS	865,155	728,491
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $34,637 and $43,840 as of March 31, 2017 and 2018, respectively)	52,800	39,892
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $48,910 and $60,281 as of March 31, 2017 and 2018, respectively)	76,586	59,278
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $6,414 and $13,523 as of March 31, 2017 and 2018, respectively)	15,579	11,951
Deferred revenues (including deferred revenues of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $57,361 and $87,388 as of March 31, 2017 and 2018, respectively)	95,422	64,740
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of nil and $3,480 as of March 31, 2017 and 2018, respectively)	3,692
Short term borrowings (including short term borrowings of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $111,299 and $196,450 as of March 31, 2017 and 2018, respectively)	196,450	111,299
Total current liabilities	440,529	287,160
Long-term borrowings (including long term borrowings of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of 101,697 and $38,884 as of March 31, 2017 and 2018, respectively)	38,884	101,697
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $7,009 and $4,944 as of March 31, 2017 and 2018, respectively)	5,917	7,229
TOTAL LIABILITIES	485,330	396,086
Commitments and contingencies (Note 22)
iKang Healthcare Group, Inc. shareholders' equity
Additional paid-in capital	472,677	436,649
Statutory reserve	18,396	14,761
Accumulated deficit	(133,642)	(112,698)
Accumulated other comprehensive loss	(2,071)	(26,622)
Total iKang Healthcare Group, Inc. shareholders' equity	355,707	312,437
Non-controlling interests	24,118	19,968
TOTAL EQUITY	379,825	332,405
TOTAL LIABILITIES AND EQUITY	865,155	728,491
Class A common shares
iKang Healthcare Group, Inc. shareholders' equity
Common shares	339	339
Class C common shares
iKang Healthcare Group, Inc. shareholders' equity
Common shares	$ 8	$ 8